                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2464
-------------------------------------------------------------------------------

                              MFS SERIES TRUST IX
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: October 31*
-------------------------------------------------------------------------------

                   Date of reporting period: October 31, 2005
-------------------------------------------------------------------------------

* This Form N-CSR filing pertains to the MFS Inflation-Adjusted Bond Fund, a series of the Registrant. The remaining series of the Registrant do not have a fiscal year end of October 31.

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) INFLATION-ADJUSTED BOND FUND                                    10/31/05

ANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
MANAGEMENT REVIEW                                 3
---------------------------------------------------
PERFORMANCE SUMMARY                               4
---------------------------------------------------
EXPENSE TABLE                                     7
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                          9
---------------------------------------------------
FINANCIAL STATEMENTS                             10
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    21
---------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                           29
---------------------------------------------------
TRUSTEES AND OFFICERS                            30
---------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    35
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            39
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   39
---------------------------------------------------
FEDERAL TAX INFORMATION                          39
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

December 15, 2005

*Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

PORTFOLIO STRUCTURE*

              Bonds                                      96.5%
              Cash & Other Net Assets                     3.5%

              MARKET SECTORS*

              U.S. Treasury Securities                   95.6%
              ------------------------------------------------
              Cash & Other Net Assets                     3.5%
              ------------------------------------------------
              U.S. Government Agencies                    0.9%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                        99.0%
              ------------------------------------------------
              Not Rated                                   1.0%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration*****                        5.9
              ------------------------------------------------
              Average Life***                        10.3 yrs.
              ------------------------------------------------
              Average Maturity***                    10.4 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities****                               AAA
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

    * For purposes of this graphical presentation, the bond c both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

   ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 10/31/05.

  *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

 **** The Average Credit Quality of Rated Securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

***** Duration is a measure of how much a bond fund's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a fund with a 5-year duration is likely to lose about 5.00% of its value.

Percentages are based on net assets as of 10/31/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended October 31, 2005, Class A shares of the MFS Inflation-Adjusted Bond Fund provided a total return of 1.85%, at net asset value. In comparison, the fund's benchmark, the Lehman Brothers U.S. TIPS Index, returned 2.94%.

DETRACTORS FROM PERFORMANCE

Over the course of the reporting period, duration (a measure of a bond's sensitivity to changes in interest rates) was the largest detractor from relative performance. Among specific positions that detracted the most from relative performance were short-maturity TIPS bonds. These positions were adversely affected over the reporting period as rates rose markedly on the shorter end of the real yield curve.

CONTRIBUTORS TO PERFORMANCE

The fund did enjoy a slight yield advantage over the benchmark. In addition, the negative impact of our duration exposure was mitigated to some extent by yield curve positioning. The yield curve tended to flatten over the reporting period with short term rates rising and longer term rates declining. A number of longer maturity TIPS were among the fund's top contributors relative to the benchmark, as these positions benefited from the fall in longer term interest rates.

Respectfully,

Erik Weisman
Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund's current or future investments.

PERFORMANCE SUMMARY THROUGH 10/31/05

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE
DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of the fund's operations, September 30, 2003, through October 31, 2005. Index information is from October 1, 2003.)

                   MFS Inflation-Adjusted    Lehman Brothers
                    Bond Fund - Class A      U.S. TIPS Index

            9/03          $ 9,525               $10,000
            10/03           9,543                10,054
            10/04          10,139                10,859
            10/05          10,327                11,178

TOTAL RETURNS THROUGH 10/31/05

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date      1-yr         Life*
------------------------------------------------------------------
        A                 9/30/03               1.85%        3.95%
------------------------------------------------------------------
        B                 9/01/04               1.04%        3.43%
------------------------------------------------------------------
        C                 9/01/04               1.15%        3.53%
------------------------------------------------------------------
        I                 9/30/03               2.02%        4.04%
------------------------------------------------------------------
        R                 9/01/04               1.58%        3.78%
------------------------------------------------------------------
       R1                 4/01/05               1.24%        3.65%
------------------------------------------------------------------
       R2                 4/01/05               1.42%        3.74%
------------------------------------------------------------------
       R3                 9/01/04               1.32%        3.64%
------------------------------------------------------------------
       R4                 4/01/05               1.71%        3.87%
------------------------------------------------------------------
       R5                 4/01/05               1.88%        3.96%
------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
------------------------------------------------------------------
Average treasury inflation protected
securities+                                     2.13%        4.42%
------------------------------------------------------------------
Lehman Brothers U.S. TIPS Index#                2.94%        5.49%
------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
------------------------------------------------------------------
        A                                      -2.98%        1.55%
------------------------------------------------------------------
        B                                      -2.84%        2.05%
------------------------------------------------------------------
        C                                       0.17%        3.53%
------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

* For the period from the commencement of the fund's investment operations, September 30, 2003, through October 31, 2005. Index information is from October 1, 2003.

+ Source: Lipper Inc., an independent firm that reports mutual fund performance.

# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Lehman Brothers U.S. TIPS Index - consists of inflation-protection securities issued by the U.S. Treasury.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflect the deduction of the maximum 4.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class R shares have no initial sales charge or CDSC and are available only to existing Class R shareholders. Class I, R1, R2, R3, R4, and R5 shares have no initial sales charge or CDSC. Class I shares are only available to certain eligible investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
MAY 1, 2005 THROUGH OCTOBER 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2005 through October 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-----------------------------------------------------------------------------
                                                                 Expenses
                      Annualized   Beginning      Ending        Paid During
 Share                  Expense  Account Value Account Value     Period**
 Class                   Ratio      5/01/05      10/31/05    5/01/05-10/31/05
-----------------------------------------------------------------------------
       Actual            0.64%     $1,000.00     $  992.80         $3.21
  A    ----------------------------------------------------------------------
       Hypothetical*     0.64%     $1,000.00     $1,021.98         $3.26
-----------------------------------------------------------------------------
       Actual            1.49%     $1,000.00     $  989.60         $7.47
  B    ----------------------------------------------------------------------
       Hypothetical*     1.49%     $1,000.00     $1,017.69         $7.58
-----------------------------------------------------------------------------
       Actual            1.49%     $1,000.00     $  990.60         $7.48
  C    ----------------------------------------------------------------------
       Hypothetical*     1.49%     $1,000.00     $1,017.69         $7.58
-----------------------------------------------------------------------------
       Actual            0.50%     $1,000.00     $  994.50         $2.51
  I    ----------------------------------------------------------------------
       Hypothetical*     0.50%     $1,000.00     $1,022.68         $2.55
-----------------------------------------------------------------------------
       Actual            1.00%     $1,000.00     $  992.10         $5.02
  R    ----------------------------------------------------------------------
       Hypothetical*     1.00%     $1,000.00     $1,020.16         $5.09
-----------------------------------------------------------------------------
       Actual            1.69%     $1,000.00     $  988.70         $8.47
 R1    ----------------------------------------------------------------------
       Hypothetical*     1.69%     $1,000.00     $1,016.69         $8.59
-----------------------------------------------------------------------------
       Actual            1.38%     $1,000.00     $  990.20         $6.92
 R2    ----------------------------------------------------------------------
       Hypothetical*     1.38%     $1,000.00     $1,018.25         $7.02
-----------------------------------------------------------------------------
       Actual            1.18%     $1,000.00     $  990.90         $5.92
 R3    ----------------------------------------------------------------------
       Hypothetical*     1.18%     $1,000.00     $1,019.26         $6.01
-----------------------------------------------------------------------------
       Actual            0.91%     $1,000.00     $  992.50         $4.57
 R4    ----------------------------------------------------------------------
       Hypothetical*     0.91%     $1,000.00     $1,020.62         $4.63
-----------------------------------------------------------------------------
       Actual            0.60%     $1,000.00     $  994.00         $3.02
 R5    ----------------------------------------------------------------------
       Hypothetical*     0.60%     $1,000.00     $1,022.18         $3.06
-----------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

Effective October 1, 2005 the fund's Class R1, Class R2, and Class R3's retirement plan administration and services fee was reduced (as described in Note 3 of the Notes to the Financial Statements). Had this fee reduction been in effect throughout the entire six month period, the annualized expense ratio would have been 1.61%, 1.26%, and 1.10% for Class R1, Class R2, and Class R3, respectively, and the actual expenses paid during the period would have been approximately $8.07, $6.32, and $5.52 for Class R1, Class R2, and Class R3, respectively.

PORTFOLIO OF INVESTMENTS - 10/31/05


The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 95.9%
------------------------------------------------------------------------------------------------------
ISSUER                                                                    PAR AMOUNT           $ VALUE
------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 0.9%
------------------------------------------------------------------------------------------------------
Small Business Administration, 4.76%, 2025                           $        93,000   $        90,769
Small Business Administration, 5.09%, 2025                                    78,000            77,669
                                                                                       ---------------
                                                                                       $       168,438
------------------------------------------------------------------------------------------------------
U.S. Treasury Inflation Protected Obligations - 94.4%
------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 2.375%, 2025                                    $     2,856,506   $     2,972,440
U.S. Treasury Bonds, 3.625%, 2028                                          1,078,128         1,370,780
U.S. Treasury Bonds, 3.375%, 2032                                            354,016           452,352
U.S. Treasury Notes, 3.375%, 2007                                            416,445           427,279
U.S. Treasury Notes, 3.625%, 2008                                            791,291           827,950
U.S. Treasury Notes, 3.875%, 2009                                          1,069,256         1,144,354
U.S. Treasury Notes, 0.875%, 2010                                          1,828,464         1,757,183
U.S. Treasury Notes, 3.5%, 2011                                            1,233,188         1,335,793
U.S. Treasury Notes, 3%, 2012                                              1,465,665         1,567,174
U.S. Treasury Notes, 1.875%, 2013                                            746,281           742,228
U.S. Treasury Notes, 2%, 2014                                              2,722,740         2,730,290
U.S. Treasury Notes, 1.625%, 2015                                          1,835,703         1,780,704
                                                                                       ---------------
                                                                                       $    17,108,527
------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 0.6%
------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.5%, 2028                                      $       100,000   $       109,356
------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $17,699,647)                                             $    17,386,321
------------------------------------------------------------------------------------------------------
Short-Term Obligations - 5.6% <
------------------------------------------------------------------------------------------------------
BNP Paribas Financial, 4.03%, due 11/01/05                           $       716,000   $       716,000
New Center Asset Trust, 4.02%, due 11/01/05                                  289,000           289,000
------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                        $     1,005,000
------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $18,704,647)                                       $    18,391,321
------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (1.5)%                                                       (269,575)
------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $    18,121,746
------------------------------------------------------------------------------------------------------
> The rate shown represents an annualized yield at time of purchase.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 10/31/05

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $18,704,647)                $18,391,321
Cash                                                                        422
Receivable for fund shares sold                                          15,715
Interest receivable                                                     105,027
-------------------------------------------------------------------------------------------------------
Total assets                                                                                $18,512,485
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Distributions payable                                                   $22,087
Payable for investments purchased                                       286,190
Payable for fund shares reacquired                                        1,476
Payable to investment adviser                                            21,786
Payable to affiliates
  Management fee                                                            513
  Shareholder servicing costs                                             1,857
  Distribution and service fees                                             721
  Administrative services fee                                                94
  Retirement plan administration and services fees                            7
Accrued expenses and other liabilities                                   56,008
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                              $390,739
-------------------------------------------------------------------------------------------------------
Net assets                                                                                  $18,121,746
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $18,571,121
Unrealized appreciation (depreciation) on investments                  (313,326)
Accumulated net realized gain (loss) on investments                    (138,439)
Accumulated undistributed net investment income                           2,390
-------------------------------------------------------------------------------------------------------
Net assets                                                                                  $18,121,746
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                     1,825,913
-------------------------------------------------------------------------------------------------------
Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $8,830,772
  Shares outstanding                                                    889,873
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                       $9.92
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$9.92)                                                     $10.41
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $4,818,172
  Shares outstanding                                                    485,668
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $9.92
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $2,548,055
  Shares outstanding                                                    256,432
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $9.94
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,338,969
  Shares outstanding                                                    134,917
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $9.92
-------------------------------------------------------------------------------------------------------
Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $128,938
  Shares outstanding                                                     12,988
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $9.93
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $50,241
  Shares outstanding                                                      5,064
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $9.92
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $50,332
  Shares outstanding                                                      5,073
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $9.92
-------------------------------------------------------------------------------------------------------
Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $255,234
  Shares outstanding                                                     25,715
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $9.93
-------------------------------------------------------------------------------------------------------
Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $50,472
  Shares outstanding                                                      5,087
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $9.92
-------------------------------------------------------------------------------------------------------
Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $50,561
  Shares outstanding                                                      5,096
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $9.92
-------------------------------------------------------------------------------------------------------
On sales of $100,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 10/31/05

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Interest income                                                                               $514,103
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                         $49,262
  Distribution and service fees                                           57,564
  Shareholder servicing costs                                             16,493
  Administrative services fee                                              4,540
  Retirement plan administration and services fees                           431
  Independent trustees' compensation                                       1,019
  Custodian fee                                                           15,484
  Printing                                                                31,589
  Postage                                                                    580
  Auditing fees                                                           35,200
  Legal fees                                                               2,184
  Registration fees                                                      115,786
  Shareholder solicitation expenses                                          942
  Miscellaneous                                                           13,983
------------------------------------------------------------------------------------------------------
Total expenses                                                                                $345,057
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                      (354)
  Reduction of expenses by investment adviser and distributor           (246,147)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                   $98,556
------------------------------------------------------------------------------------------------------
Net investment income                                                                         $415,547
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                     $(68,255)
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                                $(368,491)
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                       $(436,746)
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                          $(21,199)
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
                                                                                        PERIODS ENDED
                                                             YEAR ENDED         --------------------------------
                                                              10/31/05           10/31/04**            4/30/04*
CHANGE IN NET ASSETS
--------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
--------------------------------------------------------------------------------------------------------------
Net investment income                                        $415,547              $33,188             $22,035
Net realized gain (loss) on investments                       (68,255)             (11,947)              3,217
Net unrealized gain (loss) on investments                    (368,491)              80,307             (25,142)
--------------------------------------------------------------------------------------------------------------
Change in net assets from operations                         $(21,199)            $101,548                $110
--------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                   $(213,813)            $(10,879)            $(9,271)
  Class B                                                    (115,769)                (570)                 --
  Class C                                                     (59,013)                (278)                 --
  Class I                                                     (69,708)             (23,168)            (15,406)
  Class R                                                      (4,160)                (245)                 --
  Class R1                                                     (1,146)                  --                  --
  Class R2                                                     (1,238)                  --                  --
  Class R3                                                     (2,091)                (228)                 --
  Class R4                                                     (1,381)                  --                  --
  Class R5                                                     (1,471)                  --                  --
--------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                $(469,790)            $(35,368)           $(24,677)
--------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions         $16,108,174             $891,228          $1,571,714
--------------------------------------------------------------------------------------------------------------
Redemption fees                                                    $6                  $--                 $--
--------------------------------------------------------------------------------------------------------------
Total change in net assets                                $15,617,191             $957,408          $1,547,147
--------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------
At beginning of period                                     $2,504,555           $1,547,147                 $--
--------------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed
net investment income of $2,390, $10,230 and $5,652,
respectively)                                             $18,121,746           $2,504,555          $1,547,147
--------------------------------------------------------------------------------------------------------------

 * For the period from the commencement of the fund's investment operations, September 30, 2003, through April 30, 2004.
** During 2004, the fund changed its fiscal year-end from April 30 to October 31, resulting in a 6 month fiscal year.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

CLASS A
                                                                                                            YEAR ENDED
                                                                            YEARS ENDED 10/31                  4/30
                                                                  ------------------------------------- -------------------
                                                                         2005               2004###            2004*

Net asset value, beginning of period                                   $10.24              $9.85              $10.00
--------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment income#                                                $0.46              $0.20               $0.16
  Net realized and unrealized gain (loss) on investments                (0.27)              0.40               (0.13)
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        $0.19              $0.60               $0.03
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
  From net investment income                                           $(0.51)            $(0.21)             $(0.18)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $9.92             $10.24               $9.85
--------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                                                  1.85               6.09++              0.33++
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                     3.22              17.87+               5.20+
Expenses after expense reductions##                                      0.64               0.55+               0.50+
Net investment income                                                    4.64               3.93+               2.72+
Portfolio turnover                                                        203                 90                 141
Net assets at end of period (000 Omitted)                              $8,831               $647                $503
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B
                                                                                   YEARS ENDED 10/31
                                                                      -------------------------------------------
                                                                             2005                     2004**

Net asset value, beginning of period                                       $10.23                   $10.20
----------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------
  Net investment income#                                                    $0.37                    $0.00+++

  Net realized and unrealized gain (loss) on investments                    (0.26)                    0.08
----------------------------------------------------------------------------------------------------------
Total from investment operations                                            $0.11                    $0.08
----------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------
  From net investment income                                               $(0.42)                  $(0.05)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $9.92                   $10.23
----------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                                                      1.04                     0.82++
----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                         3.87                    18.54+
Expenses after expense reductions##                                          1.49                     1.52+
Net investment income                                                        3.69                     0.26+
Portfolio turnover                                                            203                       90
Net assets at end of period (000 Omitted)                                  $4,818                     $310
----------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C
                                                                                   YEARS ENDED 10/31
                                                                      ---------------------------------------
                                                                             2005                     2004**

Net asset value, beginning of period                                       $10.24                   $10.20
----------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------
  Net investment income (loss)#                                             $0.38                   $(0.00)+++
  Net realized and unrealized gain (loss) on investments                    (0.26)                    0.09
----------------------------------------------------------------------------------------------------------
Total from investment operations                                            $0.12                    $0.09
----------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------
  From net investment income                                               $(0.42)                  $(0.05)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $9.94                   $10.24
----------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                                                      1.15                     0.92++
----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                         3.87                    18.51+
Expenses after expense reductions##                                          1.49                     1.49+
Net investment income (loss)                                                 3.74                    (0.17)+
Portfolio turnover                                                            203                       90
Net assets at end of period (000 Omitted)                                  $2,548                      $85
----------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I
                                                                                                            YEAR ENDED
                                                                            YEARS ENDED 10/31                  4/30
                                                                  ------------------------------------- -------------------
                                                                         2005               2004###            2004*

Net asset value, beginning of period                                   $10.24              $9.85              $10.00
--------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment income#                                                $0.43              $0.20               $0.16
  Net realized and unrealized gain (loss) on investments                (0.22)              0.40               (0.13)
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        $0.21              $0.60               $0.03
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
  From net investment income                                           $(0.53)            $(0.21)             $(0.18)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $9.92             $10.24               $9.85
--------------------------------------------------------------------------------------------------------------------
Total return (%)&***                                                     2.02               6.12++              0.33++
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                     2.88              17.52+               4.86+
Expenses after expense reductions##                                      0.50               0.50+               0.50+
Net investment income                                                    4.23               4.01+               2.74+
Portfolio turnover                                                        203                 90                 141
Net assets at end of period (000 Omitted)                              $1,339             $1,382              $1,044
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R
                                                                                   YEARS ENDED 10/31
                                                                      --------------------------------------------
                                                                             2005                     2004**

Net asset value, beginning of period                                       $10.24                   $10.20
----------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------
   Net investment income#                                                    $0.42                    $0.00+++

  Net realized and unrealized gain (loss) on investments                    (0.26)                    0.10
----------------------------------------------------------------------------------------------------------
Total from investment operations                                            $0.16                    $0.10
----------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------
  From net investment income                                               $(0.47)                  $(0.06)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $9.93                   $10.24
----------------------------------------------------------------------------------------------------------
Total return (%)&***                                                         1.58                     1.01++
----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                         3.38                    18.02+
Expenses after expense reductions##                                          1.00                     1.00+
Net investment income                                                        4.15                     0.15+
Portfolio turnover                                                            203                       90
Net assets at end of period (000 Omitted)                                    $129                      $40
----------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                        CLASS R1                CLASS R2
                                                                       YEAR ENDED              YEAR ENDED
                                                                       10/31/05**              10/31/05**

Net asset value, beginning of period                                     $10.10                  $10.10
-------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------
  Net investment income#                                                  $0.24                   $0.25
  Net realized and unrealized gain (loss) on investments                  (0.19)                  (0.18)
-------------------------------------------------------------------------------------------------------
Total from investment operations                                          $0.05                   $0.07
-------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
  From net investment income                                             $(0.23)                 $(0.25)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $9.92                   $9.92
-------------------------------------------------------------------------------------------------------
Total return (%)&***                                                       0.47++                  0.65++
-------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                       4.08+                   3.78+
Expenses after expense reductions##                                        1.69+                   1.38+
Net investment income                                                      3.97+                   4.29+
Portfolio turnover                                                          203                     203
Net assets at end of period (000 Omitted)                                   $50                     $50
-------------------------------------------------------------------------------------------------------

CLASS R3
                                                                                  YEARS ENDED 10/31
                                                                  ---------------------------------------------
                                                                     2005                       2004**###

Net asset value, beginning of period                               $10.24                    $10.20
---------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------
  Net investment income (loss)#                                     $0.29                    $(0.00)+++
  Net realized and unrealized gain (loss) on investments            (0.15)^                    0.10
---------------------------------------------------------------------------------------------------
Total from investment operations                                    $0.14                     $0.10
---------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------
  From net investment income                                       $(0.45)                   $(0.06)
---------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $9.93                    $10.24
---------------------------------------------------------------------------------------------------
Total return (%)&***                                                 1.32                      0.96++
---------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                 3.59                     18.27+
Expenses after expense reductions##                                  1.21                      1.25+
Net investment income (loss)                                         3.77                     (0.10)+
Portfolio turnover                                                    203                        90
Net assets at end of period (000 Omitted)                            $255                       $40
---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                       CLASS R4                 CLASS R5
                                                                      YEAR ENDED               YEAR ENDED
                                                                       10/31/05**               10/31/05**

Net asset value, beginning of period                                     $10.10                  $10.10
-------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------
  Net investment income#                                                  $0.28                   $0.30
  Net realized and unrealized gain (loss) on investments                  (0.18)                  (0.19)
-------------------------------------------------------------------------------------------------------
Total from investment operations                                          $0.10                   $0.11
-------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
  From net investment income                                             $(0.28)                 $(0.29)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $9.92                   $9.92
-------------------------------------------------------------------------------------------------------
Total return (%)&***                                                       0.93++                  1.10++
-------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                       3.28+                   2.98+
Expenses after expense reductions##                                        0.90+                   0.60+
Net investment income                                                      4.76+                   5.06+
Portfolio turnover                                                          203                     203
Net assets at end of period (000 Omitted)                                   $50                     $51
-------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

   *  For the period from the commencement of the fund's investment operations, September 30,
      2003, through April 30, 2004.
  **  For the period from the class' inception, September 1, 2004 (Class B, C, R, and R3) and
      April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
 ***  Certain expenses have been reduced without which performance would have been lower.
   +  Annualized.
  ++  Not annualized.
 +++  Per share amount was less than $0.01.
   #  Per share data are based on average shares outstanding.
  ##  Ratios do not reflect reductions from fees paid indirectly.
 ###  During 2004, the fund changed its fiscal year-end from April 30 to October 31.
 (+)  Total returns do not include any applicable sales charges.
  ^   The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
   &  From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Inflation-Adjusted Bond Fund (the fund) is a non-diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Bonds and other fixed income securities, including restricted fixed income securities, (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

INFLATION-ADJUSTED DEBT SECURITIES - The fund generally invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended October 31, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for amortization and accretion on debt securities and wash sales.

The tax character of distributions declared for the year ended October 31, 2005, the period ended October 31, 2004 and the period ended April 30, 2004 was as follows:

                                        10/31/05       10/31/04        4/30/04
        Distributions declared from:
  Ordinary income                       $469,790        $35,368        $24,677

During the year ended October 31, 2005, accumulated undistributed net investment income increased by $46,403, accumulated net realized loss on investments increased by $46,402, and paid-in capital decreased by $1 due to differences between book and tax accounting for amortization and accretion on debt securities. This change had no effect on the net assets or net asset value per share.

As of October 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                 $131,351
          Undistributed long-term capital gain             7,128
          Unrealized appreciation (depreciation)        (457,140)
          Other temporary differences                   (130,714)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund's average daily net assets. The investment adviser has contractually agreed to waive a portion of its fee in the amount of $14,625, which is shown as a reduction of total expenses in the Statement of Operations. This reduction in the management fee may be rescinded by MFS only with the approval of the fund's Board of Trustees. The management fee incurred for the year ended October 31, 2005 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.

MFS has contractually agreed to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, and certain other fees and expenses, such that the fund's operating expenses do not exceed 0.15% of the fund's average daily net assets annually. This new arrangement will be in effect until February 28, 2006. Prior to March 1, 2005, MFS contractually agreed, subject to reimbursement, to bear a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, and certain other fees and expenses, such that these operating expenses did not exceed 0.15% of the fund's average daily net assets annually for Class A, Class B, Class C, Class I, and Class R shares. This reimbursement agreement terminated on February 28, 2005. The fund will not be required to reimburse MFS $83,652 for unreimbursed expenses. For the year ended October 31, 2005, any reduction resulting from these agreements amounted to $223,093 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $21,879 for the year ended October 31, 2005, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD. Another component of the plan is a service fee paid to MFD which subsequently pays a portion of this fee to financial intermediaries that enter into sales or service agreements with MFD, or its affiliates, based on the average daily net assets of accounts attributable to such intermediaries.

Distribution Fee Plan Table:

                                                          SERVICE
                                        TOTAL    ANNUAL       FEE  DISTRIBUTION
         DISTRIBUTION    SERVICE DISTRIBUTION EFFECTIVE  RETAINED   AND SERVICE
             FEE RATE   FEE RATE      PLAN(1)   RATE(2) BY MFD(3)           FEE

Class A         0.10%      0.25%        0.35%     0.15%      $406       $14,519
Class B         0.75%      0.25%        1.00%     1.00%        --        27,597
Class C         0.75%      0.25%        1.00%     1.00%         4        14,337
Class R         0.25%      0.25%        0.50%     0.50%         1           451
Class R1        0.50%      0.25%        0.75%     0.75%       189           222
Class R2        0.25%      0.25%        0.50%     0.50%       126           148
Class R3        0.25%      0.25%        0.50%     0.50%       204           216
Class R4           --      0.25%        0.25%     0.25%        63            74
-------------------------------------------------------------------------------
Total Distribution and Service Fees                                     $57,564

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the year ended October 31, 2005 based on each class' average daily net assets. 0.10% of the Class A service fee is currently being waived under a contractual waiver arrangement. For the year ended October 31, 2005, this waiver amounted to $4,250 and is reflected as a reduction of total expenses in the Statement of Operations. 0.10% of the Class A distribution fee is currently being waived under a contractual waiver arrangement. For the year ended October 31, 2005, this waiver amounted to $4,121 and is reflected as a reduction of total expenses in the Statement of Operations.
(3) For the year ended October 31, 2005, MFD retained these service fees.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. MFD retained all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended October 31, 2005, were as follows:

                                                              AMOUNT

          Class A                                                  $--
          Class B                                               $3,699
          Class C                                                 $530

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the year ended October 31, 2005, the fee was $10,894, which equated to 0.1087% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended October 31, 2005, these costs amounted to $3,807.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000.

The administrative services fee incurred for the year ended October 31, 2005 was equivalent to an annual effective rate of 0.0453% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain Class R shares. These services include various administrative, recordkeeping, and communication/ educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. For the year ended October 31, 2005, the fund paid an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                                         AMOUNT
                                        FEE    EFFECTIVE     TOTAL     RETAINED
                                       RATE      RATE(1)    AMOUNT       BY MFS

Class R1                              0.45%        0.44%      $133         $132
Class R2                              0.40%        0.38%       118          118
Class R3                              0.25%        0.23%       106          104
Class R4                              0.15%        0.15%        44           44
Class R5                              0.10%        0.10%        30           30
-------------------------------------------------------------------------------
Total Retirement Plan Administration
  and Services Fees                                           $431        $428

(1) Effective October 1, 2005, MFS has contractually agreed to waive a portion of the retirement plan administration and service fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. For the year ended October 31, 2005 this waiver amounted to $13 and is reflected as a reduction of total expenses in the Statement of Operations. This agreement will continue until September 30, 2007.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $45, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                 PURCHASES                  SALES

U.S. government securities     $34,444,697            $19,222,636
-------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                 $18,848,461
          ----------------------------------------------------------
          Gross unrealized depreciation                    $(457,140)
          Gross unrealized appreciation                           --
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)       $(457,140)

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                Year ended 10/31/05              Period ended 10/31/04*
                                              SHARES           AMOUNT           SHARES           AMOUNT

CLASS A SHARES

Shares sold                                     952,909        $9,698,933          10,948          $111,480
Shares issued to shareholders in
reinvestment of distributions                    18,680           188,595           1,207            12,150
Shares reacquired                              (144,917)       (1,468,226)             --                --
-----------------------------------------------------------------------------------------------------------
Net change                                      826,672        $8,419,302          12,155          $123,630

                                                Year ended 10/31/05             Period ended 10/31/04**
                                              SHARES           AMOUNT           SHARES           AMOUNT

CLASS B SHARES

Shares sold                                     551,989        $5,620,493          30,250          $308,128
Shares issued to shareholders in
reinvestment of distributions                     8,599            86,898              56               571
Shares reacquired                              (105,226)       (1,065,745)             --                --
-----------------------------------------------------------------------------------------------------------
Net change                                      455,362        $4,641,646          30,306          $308,699

CLASS C SHARES

Shares sold                                     272,913        $2,781,571           8,259           $84,020
Shares issued to shareholders in
reinvestment of distributions                     3,603            36,472              25               258
Shares reacquired                               (28,368)         (287,725)             --                --
-----------------------------------------------------------------------------------------------------------
Net change                                      248,148        $2,530,318           8,284           $84,278

                                                Year ended 10/31/05              Period ended 10/31/04*
                                              SHARES           AMOUNT           SHARES           AMOUNT

CLASS I SHARES

Shares sold                                      79,595          $812,800          30,362          $309,009
Shares issued to shareholders in
reinvestment of distributions                     6,743            68,417           2,554            25,723
Shares reacquired                               (86,332)         (875,900)         (4,050)          (40,624)
-----------------------------------------------------------------------------------------------------------
Net change                                            6            $5,317          28,866          $294,108

                                                Year ended 10/31/05             Period ended 10/31/04**
                                              SHARES           AMOUNT           SHARES           AMOUNT

CLASS R SHARES

Shares sold                                      13,915          $141,284           3,923           $40,020
Shares issued to shareholders in
reinvestment of distributions                       410             4,152              24               245
Shares reacquired                                (5,284)          (54,234)             --                --
-----------------------------------------------------------------------------------------------------------
Net change                                        9,041           $91,202           3,947           $40,265

                                                 Period ended 10/31/05***
                                                 SHARES           AMOUNT

CLASS R1 SHARES

Shares sold                                       4,951           $50,000
Shares issued to shareholders in
reinvestment of distributions                       113             1,146
----------------------------------------------------------------------------
Net change                                        5,064           $51,146

CLASS R2 SHARES

Shares sold                                       4,951           $50,000
Shares issued to shareholders in
reinvestment of distributions                       122             1,238
----------------------------------------------------------------------------
Net change                                        5,073           $51,238

                                                   Year ended 10/31/05             Period ended 10/31/04**
                                                 SHARES           AMOUNT           SHARES           AMOUNT

CLASS R3 SHARES

Shares sold                                      21,562          $213,062           3,924           $40,020
Shares issued to shareholders in
reinvestment of distributions                       207             2,091              22               228
-----------------------------------------------------------------------------------------------------------
Net change                                       21,769          $215,153           3,946           $40,248

                                                 Period ended 10/31/05***
                                                 SHARES           AMOUNT

CLASS R4 SHARES

Shares sold                                       4,950           $50,000
Shares issued to shareholders in
reinvestment of distributions                       137             1,381
-------------------------------------------------------------------------
Net change                                        5,087           $51,381

CLASS R5 SHARES

Shares sold                                       4,951           $50,000
Shares issued to shareholders in
reinvestment of distributions                       145             1,471
-------------------------------------------------------------------------
Net change                                        5,096           $51,471

  * During 2004, the fund changed its fiscal year-end from April 30 to October 31.
 ** For the period from the inception of Class B, Class C, Class R, and Class R3 shares, September 1, 2004, through October 31, 2004.
*** For the period from the inception of Class R1, Class R2, Class R4, and Class R5 shares, April 1, 2005, through October 31, 2005.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended October 31, 2005 was $66, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended October 31, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust IX and the Shareholders of MFS Inflation-Adjusted Bond Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Inflation Adjusted Bond Fund (the "Fund") (one of the series comprising MFS Series Trust IX), as of October 31, 2005, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended, the six month period ended October 31, 2004 and the period September 30, 2003 (commencement of operations) to April 30, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statement and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion the financial statements and financial highlights referred to above present fairly, in all material aspects, the financial position of MFS Inflation Adjusted Bond Fund as of October 31, 2005, the results of its operations for the year then ended and the statement of changes in net assets and the financial highlights for the year then ended, the six month period ended October 31, 2004 and the period September 30, 2003 (commencement of operations) to April 30, 2004, in conformity with accounting principles generally accepted in the United States of America.

Deloite & Touche LLP

Boston, Massachusetts
December 22, 2005

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of December 2, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD    TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)             OTHER DIRECTORSHIPS(2)
-------------------             ----------------    ---------------       ----------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee            February 2004       Massachusetts Financial Services
(born 10/20/63)                                                        Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School
                                                                       (education), John Olin Visiting
                                                                       Professor (since July 2002);
                                                                       Secretary of Economic Affairs, The
                                                                       Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice
                                                                       Chairman (June 2000 to December
                                                                       2001); Fidelity Management &
                                                                       Research Company (investment
                                                                       adviser), President (March 1997 to
                                                                       July 2001); Bell Canada
                                                                       Enterprises (telecommunications),
                                                                       Director; Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Senior Cardiac Surgeon, Chief of
                                                                       Cardiac Surgery (until 2005);
                                                                       Harvard Medical School, Professor
                                                                       of Surgery; Brigham and Women's
                                                                       Hospital Physicians' Organization,
                                                                       Chair (2000 to 2004)

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional    products),    Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director
OFFICERS
Maria F. Dwyer(3)               President          November 2005       Massachusetts Financial Services
(born 12/01/58)                                                        Company, Executive Vice President
                                                                       and Chief Regulatory Officer
                                                                       (since March 2004); Fidelity
                                                                       Management & Research Company,
                                                                       Vice President (prior to March
                                                                       2004); Fidelity Group of Funds,
                                                                       President and Treasurer (prior to
                                                                       March 2004)

Tracy Atkinson(3)               Treasurer          September 2005      Massachusetts Financial Services
(born 12/30/64)                                                        Company, Senior Vice President
                                                                       (since September 2004);
                                                                       PricewaterhouseCoopers LLP,
                                                                       Partner (prior to September 2004)

Christopher R. Bohane(3)        Assistant          July 2005           Massachusetts Financial Services
(born 1/18/74)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since April 2003);
                                                                       Kirkpatrick & Lockhart LLP (law
                                                                       firm), Associate (prior to April
                                                                       2003); Nvest Services Company,
                                                                       Assistant Vice President and
                                                                       Associate Counsel (prior to
                                                                       January 2001)

Jeffrey N. Carp(3)              Secretary and      September 2004      Massachusetts Financial Services
(born 12/19/56)                 Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since April 2004); Hale and Dorr
                                                                       LLP (law firm), Partner (prior to
                                                                       April 2004)

Ethan D. Corey(3)               Assistant          July 2005           Massachusetts Financial Services
(born 11/21/63)                 Secretary and                          Company, Special Counsel (since
                                Assistant Clerk                        December 2004); Dechert LLP (law
                                                                       firm), Counsel (prior to December
                                                                       2004)

David L. DiLorenzo(3)           Assistant          July 2005           Massachusetts Financial Services
(born 8/10/68)                  Treasurer                              Company, Vice President (since
                                                                       June 2005); JP Morgan Investor
                                                                       Services, Vice President (January
                                                                       2001 to June 2005); State Street
                                                                       Bank, Vice President and Corporate
                                                                       Audit Manager (prior to January
                                                                       2001)

Timothy M. Fagan(3)             Assistant          September 2005      Massachusetts Financial Services
(born 7/10/68)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since September 2005);
                                                                       John Hancock Advisers, LLC, Vice
                                                                       President and Chief Compliance
                                                                       Officer (September 2004 to August
                                                                       2005), Senior Attorney (prior to
                                                                       September 2004); John Hancock
                                                                       Group of Funds, Vice President and
                                                                       Chief Compliance Officer
                                                                       (September 2004 to December 2004)

Mark D. Fischer(3)              Assistant          July 2005           Massachusetts Financial Services
(born 10/27/70)                 Treasurer                              Company, Vice President (since May
                                                                       2005); JP Morgan Investment
                                                                       Management Company, Vice President
                                                                       (prior to May 2005)

Brian T. Hourihan(3)            Assistant          September 2004      Massachusetts Financial Services
(born 11/11/64)                 Secretary and                          Company, Vice President, Senior
                                Assistant Clerk                        Counsel and Assistant Secretary
                                                                       (since June 2004); Affiliated
                                                                       Managers Group, Inc., Chief Legal
                                                                       Officer/Centralized Compliance
                                                                       Program (January to April 2004);
                                                                       Fidelity Research & Management
                                                                       Company, Assistant General Counsel
                                                                       (prior to January 2004)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Susan S. Newton(3)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Susan A. Pereira(3)             Assistant          July 2005           Massachusetts Financial Services
(born 11/05/70)                 Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since June 2004); Bingham
                                                                       McCutchen LLP (law firm),
                                                                       Associate (January 2001 to June
                                                                       2004); Preti, Flaherty, Beliveau,
                                                                       Pachios & Haley, LLC, Associate
                                                                       (prior to January 2001)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.
Messrs. Ives and Sherratt and Mses. Lane and Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2004, each Trustee served as a board member of 99 funds within the MFS
Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-----------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIAN
Massachusetts Financial Services Company                State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741              225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                             INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
MFS Fund Distributors, Inc.                             Deloitte & Touche LLP
500 Boylston Street, Boston, MA 02116-3741              200 Berkeley Street, Boston, MA 02116

PORTFOLIO MANAGER
Erik Weisman

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for the one-year period ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's Class A total return investment performance as well as the performance of peer groups of funds for the one-year period ended
December 31, 2004. The Fund's performance was in the 91st percentile relative to the other funds in the universe for this one-year period (the
1st percentile being the best performers and the 100th percentile being the worst performers). Because the Fund commenced investment operations, in 2003, no performance percentile for the three- or five-year period was available. Because of the passage of time, this performance is likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS's efforts to improve the Fund's performance, including the assumption of primary portfolio management responsibilities by one of the Fund's portfolio managers in March, 2005. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account fee waivers or reductions or expense limitations, if any, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before December 1, 2005 by clicking on the Fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:
  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

In January 2006, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2005.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             IAB-ANN-12/05 10M

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has amended its Code of Ethics to reflect that the Registrant's Principal Financial Officer and Principal Executive Officer have changed.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. J. Atwood Ives and Mses. Amy B. Lane and Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Mr. Ives and Mses. Lane and Thomsen are "independent" members of the Audit Committee as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(a) THROUGH 4(d) AND 4(g):
The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to the MFS Inflation-Adjusted Bond Fund, a series of the Registrant (the "Fund"). The tables below set forth the audit fees billed to the Fund as well as fees for non-audit services provided to the Fund and/or to the Fund's investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended October 31, 2005 and 2004, audit fees billed to the Fund by Deloitte were as follows:

                                                       Audit Fees
        FEES BILLED BY DELOITTE:                   2005           2004
                                                   ----           ----

          MFS Inflation-Adjusted Bond           $24,572        $12,300
          Fund
                   TOTAL

For the fiscal years ended October 31, 2005 and 2004, fees billed by Deloitte for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                              Audit-Related Fees(1)              Tax Fees(2)               All Other Fees(3)
  FEES BILLED BY DELOITTE:                    2005           2004          2005           2004           2005          2004
                                              ----           ----          ----           ----           ----          ----

       To MFS Inflation-                        $0             $0        $8,150         $3,600             $0            $0
       Adjusted Bond Fund

  TOTAL FEES BILLED BY DELOITTE
  TO ABOVE FUND:


       To MFS and MFS Related             $959,191       $928,350       $62,000        $35,000       $830,675       $32,500
       Entities of MFS
       Inflation-Adjusted Bond
       Fund*

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                              2005                         2004
                                              ----                         ----
       To MFS Inflation-Adjusted        $1,915,562                   $1,035,450
       Bond Fund, MFS and MFS
       Related Entities#

  * This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
  # This amount reflects the aggregate fees billed by DELOITTE for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under "Audit Fees,"
    including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.
(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.
(3) The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for services related to sales tax refunds, consultation on internal cost allocations, consultation on allocation of monies pursuant to an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, and analysis of certain portfolio holdings verses investment styles.

For periods prior to May 6, 2003, the amounts shown above under "Audit-Related Fees," "Tax Fees" and "All Other Fees" relate to permitted non-audit services that would have been subject to pre-approval if the Securities and Exchange Commission's rules relating to pre-approval of non-audit services had been in effect.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

ITEM 4(f):  Not applicable.

ITEM 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services were provided prior to the effectiveness of SEC rules requiring pre-approval or because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IX
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: December 22, 2005
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: December 22, 2005
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 22, 2005
      -----------------


* Print name and title of each signing officer under his or her signature.